Notes payable - Related parties - Maturities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Maturities of notes payable - related parties are as follows:
Year Ending December 31, 2012	$ 493,500
Total	$ 493,500	$ 684,066